Provisions - Additional Information (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2016
Disclosure Of Provisions [Abstract]
Restructuring provision	$ 24	$ 378
Restructuring provision after tax		$ 278